Related-Party and Party-In-Interest Transactions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Related-Party and Party-In-Interest Transactions [Line Items]
Fees incurred from related parties	$ 35,977
Investment earned dividends	350,000
Realized losses on investment	295,000
Unrealized losses on investment	3,096,000
Purchases of depositary shares, value	809,000
Sales of depositary shares, value	$ 1,638,000